CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Consolidated Statements Of Operations
Revenues
Operating Expenses
Research and development	1,411,159	2,933,199	1,797,045	574
General and administrative	1,132,183	3,783,941	946,613	183,044
Stock-based compensation - general and administrative	241,514	732,151	732,151	470,185
Total Operating Expenses	2,784,856	7,449,291	3,229,929	653,803
Operating Loss	(2,784,856)	(7,449,291)	(3,229,929)	(653,803)
Other Income (Expense), Net:
Interest income		806	3,066	555
Gain (loss) on revaluation of derivative warrant liability	622,186	(838,219)	332,095	8,588
Interest expense	(13,228)	(8,994)	(7,500)	(93,067)
Total Other Income (Expense), Net	608,958	(846,407)	327,661	(83,924)
Loss before Income Taxes	(2,175,898)	(8,295,698)	(2,902,268)	(737,727)
Income tax benefit
Net Loss	$ (2,175,898)	$ (8,295,698)	$ (2,902,268)	$ (737,727)
Net Loss Per Share - Basic and Diluted	$ (0.03)	$ (0.15)	$ (0.09)	$ (0.04)
Weighted Average Common Shares Outstanding Basic and diluted	73,551,375	54,348,120	31,835,440	19,322,206